Statement of Operations	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 1,042,637
Net loss	(1,042,637)
Common Class A [Member]
Net loss	$ 0
Weighted average shares outstanding of ordinary shares | shares	69,000,000
Basic and diluted net income per share, ordinary shares | $ / shares	$ 0.00
Common Class B [Member]
Net loss	$ (1,042,637)
Weighted average shares outstanding of ordinary shares | shares	17,250,000
Basic and diluted net income per share, ordinary shares | $ / shares	$ (0.06)